Operating lease arrangements	12 Months Ended
Jun. 30, 2018
Operating lease arrangements
Operating lease arrangements

28 Operating lease arrangements

28.1 The group as lessee

        The Group leases various premises and plant and equipment under non-cancellable operating lease agreements. The majority of the lease agreements are renewable at the end of the lease period at market rate. The lease expenditure charged to the income statement during the year is disclosed in note 5. The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

	2018 £'000	2017 £'000
No later than 1 year	1,756	2,256
Later than 1 year and no later than 5 years	2,739	4,557
Later than 5 years	3,866	3,968

	8,361	10,781

28.2 The group as lessor

        The Group leases out its investment properties. The future aggregate minimum rentals receivable under non-cancellable operating leases are as follows:

	2018 £'000	2017 £'000
No later than 1 year	1,278	1,257
Later than 1 year and no later than 5 years	2,866	4,617
Later than 5 years	9,550	9,929

	13,694	15,803